Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Harris Oakmark ETF Trust
Entity Central Index Key	0002035827
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000265834
Shareholder Report [Line Items]
Fund Name	Oakmark Global Large Cap ETF
Trading Symbol	OAKG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Large Cap ETF (the "Fund") for the period of December 11, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/etfs/oakg. You can also request this information without charge by contacting us at 1-800 (458-7452) or contacting your intermediary.
Additional Information Phone Number	1-800 (458-7452)
Additional Information Website	oakmark.com/etfs/oakg
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oakmark Global Large Cap ETF	$18Footnote Reference+	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	Expenses for a full reporting period would have been higher.

Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.62%	[2]
Expenses Short Period Footnote [Text Block]	Expenses for a full reporting period would have been higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

Oakmark Global Large Cap ETF returned -5.04% on a net asset value ("NAV") basis  for the period December 11, 2025 to March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -3.40% over the same period.

  The Fund’s exposure to Switzerland and South Korea contributed most to returns, while exposure to United States and France detracted most from returns.

  At the equity sector level, Energy and Materials performed the strongest, while Information Technology and Consumer Discretionary were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and ConocoPhillips (U.S.). Capgemini SE (France), IQVIA Holdings, Inc. (United States) and Salesforce, Inc. (U.S.) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Oakmark Global Large Cap ETF	MSCI World Index (Net)	MSCI World Value Index (Net)
12/11/2025	$10,000	$10,000	$10,000
12/31/2025	$10,152	$10,018	$10,087
3/31/2026	$9,496	$9,660	$10,206

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception 12/11/2025
Oakmark Global Large Cap ETF (at NAV)	(5.04%)
MSCI World Index (Net)	(3.40%)
MSCI World Value Index (Net)	2.05%

Performance Inception Date	Dec. 11, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/etfs/oakg.
AssetsNet	$ 34,098,774
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 57,847
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$34,098,774
# of Portfolio Holdings	54
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$57,847

Holdings [Text Block]

Geographic allocation

Table Summary
United States	55.4%
Germany	13.5%
France	10.3%
Switzerland	4.8%
United Kingdom	4.7%
South Korea	4.1%
Denmark	2.2%
Sweden	2.0%
Netherlands	1.5%
China	1.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Table Summary
Financials	19.9%
Health Care	17.5%
Industrials	13.9%
Information Technology	12.7%
Consumer Discretionary	12.6%
Consumer Staples	10.0%
Communication Services	4.5%
Energy	4.1%
Materials	3.9%
Short Term Investments & Other, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
BNP Paribas SA	3.2%
Airbnb, Inc., Class A	3.0%
IQVIA Holdings, Inc.	3.0%
Salesforce, Inc.	3.0%
adidas AG	2.8%
Sunbelt Rentals Holdings, Inc.	2.8%
Glencore PLC	2.6%
Mondelez International, Inc., Class A	2.4%
Daimler Truck Holding AG	2.4%
Bayer AG	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-(458-7452)
Updated Prospectus Web Address	oakmark.com/etfs/oakg
C000265835
Shareholder Report [Line Items]
Fund Name	Oakmark International Large Cap ETF
Trading Symbol	OAKI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Large Cap ETF (the "Fund") for the period of December 11, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/etfs/oaki. You can also request this information without charge by contacting us at 1-800 (458-7452) or contacting your intermediary.
Additional Information Phone Number	1-800 (458-7452)
Additional Information Website	oakmark.com/etfs/oaki
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oakmark International Large Cap ETF	$19Footnote Reference+	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	Expenses for a full reporting period would have been higher.

Expenses Paid, Amount	$ 19	[3]
Expense Ratio, Percent	0.65%	[4]
Expenses Short Period Footnote [Text Block]	Expenses for a full reporting period would have been higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

Oakmark International Large Cap ETF returned -5.56% on a net asset value ("NAV") basis  for the period December 11, 2025 to March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 1.35% over the same period.

  The Fund’s exposure to South Korea and Switzerland contributed most to returns, while exposure to the France and Germany detracted most from returns.

  At the equity sector level, Industrials and Materials performed the strongest, while Consumer Discretionary and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and Volvo AB, Class B (Sweden). Capgemini SE (France), Flutter Entertainment PLC (United Kingdom) and Bayerische Motoren Werke AG (Germany) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Oakmark International Large Cap ETF	MSCI World ex U.S. Index (Net)	MSCI World ex U.S. Value Index (Net)
12/11/2025	$10,000	$10,000	$10,000
12/31/2025	$10,239	$10,231	$10,312
3/31/2026	$9,444	$10,135	$10,570

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception 12/11/2025
Oakmark International Large Cap ETF (at NAV)	(5.56%)
MSCI World ex U.S. Index (Net)	1.35%
MSCI World ex U.S. Value Index (Net)	5.67%

Performance Inception Date	Dec. 11, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/etfs/oaki.
AssetsNet	$ 68,883,448
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 116,515
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$68,883,448
# of Portfolio Holdings	49
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$116,515

Holdings [Text Block]

Geographic allocation

Table Summary
France	23.3%
Germany	20.9%
United Kingdom	9.5%
United States	8.7%
Netherlands	8.6%
Japan	5.8%
Switzerland	5.4%
South Korea	5.2%
Denmark	2.7%
Mexico	2.2%
Other	7.6%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Sector allocation

Table Summary
Industrials	18.3%
Consumer Discretionary	16.5%
Consumer Staples	16.0%
Financials	15.7%
Information Technology	12.6%
Health Care	9.3%
Materials	8.1%
Communication Services	2.0%
Short Term Investments & Other, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
BNP Paribas SA	3.7%
Sunbelt Rentals Holdings, Inc.	3.5%
adidas AG	3.2%
Glencore PLC	3.0%
Bayer AG	3.0%
Bayerische Motoren Werke AG	2.9%
Dassault Systemes SE	2.9%
Reckitt Benckiser Group PLC	2.8%
DSV AS	2.7%
Symrise AG	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-(458-7452)
Updated Prospectus Web Address	oakmark.com/etfs/oaki
C000255242
Shareholder Report [Line Items]
Fund Name	Oakmark U.S. Large Cap ETF
Trading Symbol	OAKM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark U.S. Large Cap ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/etfs/oakm. You can also request this information without charge by contacting us at 1-800 (458-7452) or contacting your intermediary.
Additional Information Phone Number	1-800 (458-7452)
Additional Information Website	oakmark.com/etfs/oakm
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oakmark U.S. Large Cap ETF	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark U.S. Large Cap ETF returned 3.54% on a net asset value ("NAV") basis  for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, ConocoPhillips led the positive contributors followed by Alphabet, Inc., Class A and Targa Resources Corp. Fiserv, Inc., Equifax, Inc. and Salesforce, Inc. were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Oakmark U.S. Large Cap ETF	S&P 500 Index	Russell 1000 Value Index
12/3/24	$10,000	$10,000	$10,000
12/31/24	$9,479	$9,737	$9,364
3/31/25	$9,859	$9,321	$9,564
6/30/25	$10,355	$10,341	$9,927
9/30/25	$10,798	$11,181	$10,456
12/31/25	$11,512	$11,478	$10,854
3/31/26	$11,187	$10,980	$11,082

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 12/3/2024
Oakmark U.S. Large Cap ETF (at NAV)	13.39%	8.83%
S&P 500 Index	17.80%	7.31%
Russell 1000 Value Index	15.87%	8.06%

Performance Inception Date	Dec. 03, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/etfs/oakm.
AssetsNet	$ 1,064,445,675
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,726,218
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$1,064,445,675
# of Portfolio Holdings	39
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$2,726,218

Holdings [Text Block]

Sector allocation

Table Summary
Financials	35.2%
Energy	13.4%
Health Care	12.3%
Consumer Discretionary	8.8%
Industrials	7.5%
Communication Services	6.1%
Materials	4.9%
Information Technology	4.8%
Consumer Staples	4.6%
Real Estate	1.6%
Short Term Investments & Other, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
ConocoPhillips	5.2%
Phillips 66	4.4%
Targa Resources Corp.	3.8%
Citigroup, Inc.	3.7%
Corteva, Inc.	3.4%
State Street Corp.	3.4%
Willis Towers Watson PLC	3.4%
Salesforce, Inc.	3.3%
Merck & Co., Inc.	3.3%
Airbnb, Inc., Class A	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-(458-7452)
Updated Prospectus Web Address	oakmark.com/etfs/oakm

[1]	Expenses for a full reporting period would have been higher.
[2]	Annualized.
[3]	Expenses for a full reporting period would have been higher.
[4]	Annualized.
[5]	Annualized.